JPMorgan Investor Balanced Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Investor Balanced Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 542
Expense Example, No Redemption, 3 Years	736
Expense Example, No Redemption, 5 Years	947
Expense Example, No Redemption, 10 Years	1,553
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	147
Expense Example, No Redemption, 3 Years	456
Expense Example, No Redemption, 5 Years	787
Expense Example, No Redemption, 10 Years	1,588
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	$ 859